Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following changes to the Form N-CEN filed for the Goldman Sachs ETF Trust for the reporting period ending August 31, 2024:

Item C.12 Custodians.:

This item was updated to reflect the addition of BofA Securities Inc. Futures as a futures commission merchant and commodity clearing organization under rule 17f-6 (17 CFR 270.17f-6) to the following funds:

Series Name: Goldman Sachs Dynamic New York Municipal Income ETF

Series identification number: S000085813

Series Name: Goldman Sachs Dynamic California Municipal Income ETF

Series identification number: S000085812

Series Name: Goldman Sachs Municipal Income ETF

Series identification number: S000085814

Other than the updates noted above, and the amendment filed on March 5, 2025 (Accession No. 0001752724-25050796), no other modifications were made to the filing as initially submitted on November 14, 2024 (Accession No. 0001752724-24-250645).